UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than  small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—69.4%
	Fannie Mae—37.2%
$405	4.371%, 12/1/33, FRN, MBS	Aaa/AAA	$407,010
25	5.50%, 2/1/33, MBS	Aaa/AAA	24,703
25	5.50%, 3/1/35, MBS	Aaa/AAA	25,017
26	5.50%, 1/1/36, MBS	Aaa/AAA	25,119
983	5.50%, 2/1/36, MBS	Aaa/AAA	964,207
1,925	5.50%, 5/1/37, MBS	Aaa/AAA	1,885,629
1,000	5.50%, 6/1/37, MBS	Aaa/AAA	979,679
976	5.50%, 9/1/37, MBS	Aaa/AAA	956,316
2,663	5.50%, 5/1/48, MBS	Aaa/AAA	2,562,718
2,697	5.50%, 6/1/48, MBS	Aaa/AAA	2,595,827
44,500	5.50%, MBS, TBA (e)	Aaa/AAA	43,547,433
5,895	6.00%, 11/1/37, MBS	Aaa/AAA	5,929,383
717	6.056%, 7/1/26, FRN, MBS	Aaa/AAA	723,304
207	7.00%, 9/25/23, CMO	Aaa/AAA	211,092
5,004	7.00%, 3/1/32, MBS	Aaa/AAA	5,301,360
9,918	7.00%, 1/1/35, MBS (j)	Aaa/AAA	10,456,084
6,292	7.00%, 8/1/36, MBS	Aaa/AAA	6,572,414
4,733	7.50%, 10/1/28, MBS	Aaa/AAA	5,107,588
5,914	7.50%, 10/1/28, MBS (j)	Aaa/AAA	6,381,945
2,768	7.50%, 5/1/29, MBS	Aaa/AAA	2,986,930
8,278	7.50%, 7/1/29, MBS (j)	Aaa/AAA	8,929,982
1,586	7.50%, 8/1/29, MBS	Aaa/AAA	1,710,366
5,232	7.50%, 6/1/31, MBS	Aaa/AAA	5,642,106
1,056	7.50%, 9/1/36, MBS	Aaa/AAA	1,101,873
928	8.50%, 6/25/30, CMO	Aaa/AAA	1,002,246
619	8.50%, 8/1/37, MBS	Aaa/AAA	651,975
			116,682,306
	Freddie Mac—32.2%
200	4.00%, 4/15/19, CMO	Aaa/AAA	181,993
96	5.00%, 2/15/24, CMO	Aaa/AAA	97,569
432	5.34%, 6/1/36, FRN, MBS	Aaa/AAA	431,465
67	6.00%, 11/1/33, MBS	Aaa/AAA	67,874
1,677	6.00%, 10/1/36, MBS	Aaa/AAA	1,688,561
558	6.00%, 5/1/37, MBS	Aaa/AAA	561,095
155	6.00%, 12/1/37, MBS	Aaa/AAA	155,988
620	6.00%, 2/1/38, MBS	Aaa/AAA	623,992
390	6.00%, 3/1/38, MBS	Aaa/AAA	392,747
78,417	6.00%, 5/1/38, MBS (j)	Aaa/AAA	78,917,188
7,500	6.00%, MBS, TBA (e)	Aaa/AAA	7,538,670
602	6.085%, 1/1/37, FRN, MBS	Aaa/AAA	613,032
516	6.188%, 1/1/37, FRN, MBS	Aaa/AAA	525,005
46	6.50%, 6/15/32, CMO	Aaa/AAA	47,663
500	7.00%, 3/15/24, CMO	Aaa/AAA	529,608
500	7.00%, 6/15/29, CMO	Aaa/AAA	527,362
161	7.00%, 3/15/31, CMO	Aaa/AAA	169,151
6,948	7.00%, 10/1/31, MBS (j)	Aaa/AAA	7,346,457
411	7.00%, 3/15/32, CMO	Aaa/AAA	432,362
137	7.25%, 9/15/30, CMO	Aaa/AAA	143,851
			100,991,633
Total U.S. Government Agency Securities (cost—$219,614,294)			217,673,939

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS—24.5%
Brazil—9.7%
BRL 53,259	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	NR/NR	$30,347,446

Colombia—3.6%
COP 24,000,000	Republic of Colombia, 9.85%, 6/28/27	Ba2/BB+	11,365,118

Mexico—4.6%
MXN 160,000	Mexican Bonos, 7.25%, 12/15/16	Baa1/A+	14,397,927

Poland—2.2%
PLN 15,000	Poland Government Bond, 5.75%, 9/23/22	A2/A	6,967,750

South Africa—3.5%
ZAR 76,000	Republic of South Africa, 13.00%, 8/31/10	A2/A+	10,922,773

Ukraine—0.9%
$3,000	Republic of Ukraine, 6.45%, 8/5/09, FRN	B1/B+	3,018,900
Total Sovereign Debt Obligations (cost—$75,113,689)			77,019,914

MORTGAGE-BACKED SECURITIES—24.0%
891	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Aa1/NR	450,797
2,980	Banc of America Funding Corp., 5.986%, 10/20/46, CMO, FRN	Aaa/AAA	2,039,967
1,024	Bear Stearns Adjustable Rate Mortgage Trust,
	5.349%, 3/25/35, CMO, VRN	Aaa/AAA	899,570
	Bear Stearns Alt-A Trust, CMO,
6,094	2.621%, 6/25/46, FRN	Baa3/AAA	3,447,792
1,938	2.761%, 6/25/34, FRN	Aaa/AAA	1,526,655
843	5.470%, 7/25/35, FRN	Aaa/AAA	605,938
932	6.115%, 5/25/36, VRN	A2/AAA	715,023
1,565	6.25%, 8/25/36, VRN	Aa1/AAA	953,417
	Bear Stearns Asset Backed Securities Trust, CMO,
2,359	5.25%, 10/25/33	Aaa/AAA	2,065,281
2,330	5.50%, 6/25/34	Aaa/AAA	2,068,042
922	5.50%, 12/25/35	Aa1/AAA	833,791
5,000	Bear Stearns Commercial Mortgage Securities, 4.98%, 2/11/41, CMO	Aaa/NR	4,863,862
2,501	Bear Stearns Structured Products, Inc., 2.66%, 1/26/37, CMO, FRN (a)(b)(d)	NR/NR	2,426,245
	Countrywide Alternative Loan Trust, CMO,
922	6.00%, 11/25/35	Aaa/AAA	724,995
2,986	6.00%, 4/25/37	NR/AAA	2,070,271
1,043	6.25%, 8/25/37	Aaa/AAA	710,344
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
1,500	3.111%, 3/25/34, FRN	Aa2/AA+	1,329,746
4,106	7.50%, 5/25/32	Aaa/AAA	3,958,226
	Credit Suisse Mortgage Capital Certificates, CMO,
1,000	5.896%, 4/25/36	Aaa/AAA	751,329
896	6.50%, 5/25/36	A1/AAA	742,151
1,036	6.50%, 7/26/36 (f)	Aaa/AAA	741,039
1,708	Deutsche ALT-A Securities, Inc., 2.611%, 2/25/47, CMO, FRN	Aaa/AAA	857,441
2,350	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	2.638%, 4/19/48, CMO, FRN	Aaa/AAA	877,100
881	First Horizon Alternative Mortgage Securities,
	5.384%, 8/25/35, CMO, FRN	Aaa/AAA	562,090

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$2,500	GE Capital Commercial Mortgage Corp., 5.333%, 11/10/45, CMO, VRN	Aaa/AAA	$2,392,324
3,158	Greenpoint Mortgage Funding Trust, 2.641%, 1/25/37, CMO, FRN	Aaa/AAA	1,961,017
	Greenwich Capital Commercial Funding Corp., CMO,
3,000	5.224%, 4/10/37, VRN	Aaa/AAA	2,841,964
2,500	5.444%, 3/10/39	Aaa/AAA	2,286,374
794	GS Mortgage Securities Corp. II, 6.044%, 8/15/18, CMO (a)(d)	Aaa/AAA	806,422
3,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.42%, 1/15/49, CMO	Aaa/NR	2,724,646
2,000	LB-UBS Commercial Mortgage Trust, 5.43%, 2/15/40, CMO	NR/AAA	1,822,285
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
214	5.875%, 1/25/34	Aaa/AAA	206,365
151	6.298%, 12/25/33	Aaa/AAA	127,020
444	MLCC Mortgage Investors, Inc., 5.794%, 5/25/36, CMO, FRN	Aaa/AAA	370,179
	Morgan Stanley Capital I, CMO, VRN,
3,000	5.387%, 3/12/44	Aaa/AAA	2,833,519
3,000	5.731%, 7/12/44	NR/AAA	2,861,678
	Residential Accredit Loans, Inc., CMO,
1,887	2.791%, 4/25/37, FRN	Aaa/AAA	1,500,813
1,903	6.00%, 8/25/35	Aaa/AAA	1,723,960
1,915	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/AAA	1,699,550
	Salomon Brothers Mortgage Securities VII, Inc.,
2,639	6.50%, 2/25/29, CMO	NR/AAA	2,618,317
87	Structured Adjustable Rate Mortgage Loan Trust,
	6.194%, 8/25/34, CMO, VRN	Aaa/AAA	63,885
1,304	Structured Asset Mortgage Investments, Inc.,
	2.788%, 10/19/34, CMO, FRN	Aaa/AAA	1,060,877
4,635	Structured Asset Securities Corp., 2.961%, 5/25/33, CMO, FRN	Aaa/AAA	4,236,257
915	TBW Mortgage, 6.00%, 7/25/36, CMO	NR/AAA	737,083
	Wachovia Bank Commercial Mortgage Trust, CMO,
686	2.548%, 9/15/21, FRN (a)(d)	Aaa/AAA	644,481
3,490	5.740%, 5/15/43, VRN	Aaa/NR	3,347,380
	Washington Mutual, Inc., CMO, FRN,
106	2.751%, 10/25/45	Aaa/AAA	66,991
149	6.300%, 6/25/33	Aaa/AAA	139,675
Total Mortgage-Backed Securities (cost—$77,656,581)			75,294,174

CORPORATE BONDS & NOTES—19.1%
Airlines—0.3%
1,075	United Air Lines, Inc., 7.73%, 1/1/12	Ba3/BB+	1,053,187

Banking—3.1%
3,000	Bank of America Corp., 8.00%, 1/30/18, FRN (g)	A1/A+	2,779,230
3,000	Barclays Bank PLC, 6.05%, 12/4/17 (a)(d)	Aa2/AA-	2,903,844
2,000	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/AA-	1,948,882
2,500	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(g)	Aa2/AA	2,103,543
			9,735,499
Commercial Services—0.3%
1,000	President & Fellows of Harvard College, 5.625%, 10/1/38	Aaa/AAA	959,339

Energy—1.6%
2,000	Kinder Morgan Finance Co., 5.70%, 1/5/16	Ba1/BB	1,852,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Energy (continued)
$3,000	NGPL PipeCo LLC, 7.768%, 12/15/37 (a)(d)	Baa3/BBB-	$3,041,085
			4,893,585
Financial Services—5.2%
2,000	Citigroup, Inc., 8.40%, 4/30/18, FRN (g)	A2/A	1,714,980
2,000	General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	B2/B	1,374,008
RUB165,000	GPB Eurobond Finance PLC, 7.25%, 2/22/10	A3/BBB-	6,998,754
€2,000	Green Valley Ltd., 8.562%, 1/10/11, FRN (a)(b)(d)	NR/BB+	3,123,620
$2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	Aa3/A	2,139,338
1,000	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)	Aa3/AA-	949,604
			16,300,304
Food & Beverage—1.5%
3,000	Archer-Daniels-Midland Co., 6.45%, 1/15/38	A/A	2,876,163
2,000	Kraft Foods, Inc., 6.875%, 2/1/38	Baa2/BBB+	1,945,894
			4,822,057
Healthcare & Hospitals—2.6%
2,000	Biomet, Inc., 10.00%, 10/15/17	B3/B-	2,160,000
4,000	HCA, Inc., 9.25%, 11/15/16	B2/BB-	4,130,000
2,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	Baa1/A-	1,922,202
			8,212,202
Hotels/Gaming—0.9%
2,849	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	2,877,485

Insurance—0.3%
1,000	American International Group, Inc., 8.175%, 5/15/58 (a)(d)	A3/BBB	900,918

Printing/Publishing—0.3%
2,000	RH Donnelley Corp., 8.875%, 1/15/16	B-/B-	975,000

Software—0.6%
2,000	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	1,772,500

Telecommunications—1.8%
2,000	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB	1,780,000
2,000	Nortel Networks Ltd., 10.125%, 7/15/13	B3/B-	1,962,500
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,855,000
			5,597,500
Utilities—0.6%
2,000	AES Corp., 8.00%, 10/15/17	B1/BB-	1,980,000
Total Corporate Bonds & Notes (cost—$62,850,076)			60,079,576

SENIOR LOANS (a)(c)—9.1%
Energy—0.5%
	NRG Energy Holding,
588	2.701%, 2/1/13		560,600
289	4.196%, 2/1/13, Term B (b)		275,812
914	4.196%, 2/1/13, Term B		871,967
			1,708,379

Principal
Amount
(000)		Value*
Financial Services—1.5%
	First Data Corp., Term B,
$1,803	5.212%, 9/24/14	$1,662,572
128	5.551%, 9/24/14	117,762
55	5.552%, 9/24/14 (b)	50,547
1,985	Nielson Finance, 4.803%, 8/9/13, Term B	1,849,877
	Universal City,
393	4.45%, 6/9/11	389,980
393	4.55%, 6/9/11, Term B	389,980
12	5.46%, 6/9/11	11,456
6	6.00%, 6/9/11	6,094
196	6.00%, 6/9/11 (b)	194,990
		4,673,258
Healthcare & Hospitals—2.1%
1,985	Biomet, Inc., 5.801%, 3/25/15, Term B	1,952,325
	Community Health Systems, Inc.,
438	4.713%, 7/25/14	415,347
1,377	4.899%, 7/25/14, Term B	1,305,417
2,977	HCA, Inc., 5.051%, 11/18/13, Term B	2,803,859
		6,476,948
Multi-Media—0.6%
1,985	CSC Holdings, Inc., 4.214%, 3/30/13, Term B	1,885,533

Paper/Paper Products—0.9%
	Georgia-Pacific Corp., Term B,
291	4.399%, 12/20/12	274,977
2,472	4.446%, 12/20/12	2,337,299
214	4.551%, 12/20/12	202,795
		2,815,071
Printing/Publishing—0.4%
85	Idearc, Inc., 4.47%, 11/17/14	63,529
1,188	Tribune Co., 5.413%, 5/30/09, Term X	1,151,241
		1,214,770
Telecommunications—1.0%
	Telesat Canada, Inc.,
17	5.57%, 10/22/14	16,035
264	5.65%, 10/22/14 (b)	251,556
105	5.67%, 10/22/14, Term B	100,352
40	5.67%, 10/22/14, Term DD	38,084
1,465	5.80%, 10/22/14, Term B	1,398,184
10	5.81%, 10/22/14, Term DD	9,877
40	5.90%, 10/22/14, Term DD	38,084
1,900	Verizon IDEARC, Inc., 4.80%, 11/17/14, Term B	1,422,655
		3,274,827
Utilities—0.9%
	Texas Competitive Electric Holdings Co. LLC,
421	5.963%, 10/10/14	396,860
2,194	6.303%, 10/10/14	2,068,114

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities (continued)
$362	TXU Tech, 6.169%, 10/10/14		$341,320
			2,806,294
Waste Disposal—0.6%
	Allied Waste North America, Inc.,
699	3.96%, 3/28/14, Term B		687,272
550	4.57%, 3/28/14, Term B		540,168
751	4.60%, 3/28/14		737,976
			1,965,416
Wholesale—0.6%
1,859	Roundy’s, Inc., 5.21%, 10/27/11, Term B		1,786,908
Total Senior Loans (cost—$29,493,885)			28,607,404

ASSET-BACKED SECURITIES—5.5%
870	American Express Credit Account Master Trust, 2.738%, 3/17/14, FRN (a)(b)(d)	Baa1/NR	770,629
2,348	Bear Stearns Second Lien Trust, 2.681%, 12/25/36, FRN (a)(d)	Aaa/BB	1,566,884
298	Countrywide Asset-Backed Certificates, 4.693%, 10/25/35, VRN	Aaa/AAA	260,436
	Ford Credit Auto Owner Trust,
955	4.36%, 6/15/10	Aaa/AAA	960,402
783	4.38%, 1/15/10	Aaa/AAA	783,809
	Green Tree Financial Corp.,
386	6.11%, 9/1/23	NR/B-	384,403
625	6.33%, 11/1/29, VRN	Baa2/NR	608,516
176	6.48%, 12/1/30	NR/B-	175,090
679	7.14%, 3/15/28	Baa1/NR	655,652
2,028	7.40%, 6/15/27	A2/AA	2,111,245
360	7.65%, 10/15/27, VRN	Aa1/AAA	372,976
754	GSAA Trust, 2.731%, 6/25/35, FRN	Aaa/AAA	320,253
3,453	Oakwood Mortgage Investors, Inc., 8.00%, 10/15/26	Aaa/AAA	3,516,109
2,023	Popular ABS Mortgage Pass-Through Trust, 2.741%, 7/25/35, FRN	Aaa/AAA	1,613,881
2,399	Quest Trust, 3.361%, 6/25/34, FRN (a)(d)	Aa2/AA	2,268,442
1,053	Specialty Underwriting & Residential Finance, 2.711%, 9/25/36, FRN	Aaa/AAA	907,840
Total Asset-Backed Securities (cost—$18,078,670)			17,276,567

MUNICIPAL BONDS—0.9%
West Virginia—0.9%
3,155	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$3,023,461)	Baa3/BBB	2,818,393

SHORT-TERM INVESTMENTS—6.8%
U.S. Treasury Bills (h)—5.2%
16,250	1.23%-1.86%, 8/28/08-9/25/08 (cost—$16,213,179)		16,213,179

Corporate Notes—1.1%
Banking—1.1%
RUB 80,000	Dali Capital S.A., 7.00%, 4/13/09 (cost—$3,271,984)	A1/BBB+	3,382,318

Principal
Amount
(000)		Value*
Repurchase Agreements—0.5%
$1,068	State Street Bank & Trust Co., dated 7/31/08, 1.65%, due 8/1/08, proceeds $1,068,049; collateralized by Federal Home Loan Bank, 3.625%, due 7/1/11, valued at $1,091,363 including accrued interest	$1,068,000

500	Credit Suisse First Boston, dated 7/31/08, 2.02%, due 8/1/08, proceeds $500,028; collateralized by U.S. Treasury Notes, 4.75%, due 5/31/12, valued at $512,655 including accrued interest	500,000
Total Repurchase Agreements (cost—$1,568,000)		1,568,000
Total Short-Term Investments (cost—$21,053,163)		21,163,497

Contracts/
Notional
Amount
OPTIONS PURCHASED (i)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 2 yr. Futures (CBOT),
57	strike price $110, expires 8/22/08		975

	Put Options—0.0%
	Fannie Mae (OTC),
2,500,000	strike price $78, expires 10/7/08		3
Total Options Purchased (cost—$2,217)			978

Total Investments (cost—$506,886,036)		159.3%	499,934,442
Liabilities in excess of other assets		(59.3)%	(186,178,226)
Net Assets		100.0%	$313,756,216

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to the procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sale. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.  The prices used by the Fund’s to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $53,813,502, representing 17.15% of net assets.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2008.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2008.
(f)	Fair-Valued-Securities with an aggregate value of $741,039, representing 0.24% of net assets.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.
(h)	All or partial amount segregated as collateral for swaps.
(i)	Non-income producing.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset Backed Securities

BRL—Brazilian Real

CBOT—Chicago Board of Trade

CMO—Collateralized Mortgage Obligation

COP—Colombian Peso

€—Euro

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on July 31, 2008.

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

MXN—Mexican Peso

NR—Not Rated

OTC—Over-the-Counter

PLN—Polish Zloty

RUB—Russian Ruble

TBA—To Be Announced

VRN—Variable Rate Note.  Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on July 31, 2008.

ZAR—South African Rand

Other Investments:

(1) Futures contracts outstanding at July 31, 2008:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000)	Date	(Depreciation)
Short:	U.S. Treasury Notes 2 yr. Futures	(58)	$(12,296)	9/30/08	$(86,635)

The Fund pledged $530,200 in cash, as collateral for futures contracts.

(2) Transactions in options written for the eight months ended July 31, 2008:

	Contracts	Premiums
Options Outstanding, November 30, 2007	—	$—
Options written	146	138,791
Options expired	(146)	(138,791)
Options Outstanding, July 31, 2008	—	$—

(3) Credit default swap contracts outstanding at July 31, 2008:

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
ABN AMRO Bank N. V.:
Petroleos de Venezuela	$1,500	12/20/17	6.40%	$(79,415)
Barclays Bank:
Dell	2,000	6/20/13	(0.80)%	(8,879)
Gazprom	1,250	12/20/17	1.90%	(39,880)
Ukraine	5,500	12/20/17	3.09%	(497,024)
VTB Capital S.A.	1,250	12/20/17	2.34%	(68,322)
Bear Stearns:
ABS Home Equity Index	2,000	8/25/37	0.15%	(567,500)
ABS Home Equity Index	2,000	1/25/38	1.92%	(536,267)
ABS Home Equity Index	1,000	5/25/46	0.17%	(348,225)
BNP Paribas:
SLM	3,000	12/20/08	3.20%	(13,327)
Citigroup:
Commercial Mortgage-Backed Index	5,000	12/13/49	0.08%	(179,487)
Majapahit Holding	3,000	12/20/17	2.65%	(300,030)
Republic of Indonesia	3,000	12/20/17	2.14%	(138,670)
Credit Suisse First Boston:
ABS Home Equity Index	15,000	8/25/37	0.15%	(1,206,187)
ABS Home Equity Index	2,946	7/25/45	0.18%	(194,032)
ABS Home Equity Index	4,000	7/25/45	0.54%	(1,336,700)
Commercial Mortgage-Backed Index	20,000	4/13/49	0.08%	(159,646)
TNK	1,500	12/20/17	3.15%	(26,456)
Deutsche Bank:
ABS Home Equity Index	300	8/25/37	0.15%	(87,375)
ABS Home Equity Index	982	7/25/45	0.18%	35,817
ABS Home Equity Index	300	7/25/45	0.54%	(106,244)
ABS Home Equity Index	300	5/25/46	0.17%	(110,468)
Dow Jones CDX	10,000	12/20/12	0.56%	(105,561)
Goldman Sachs:
LCDX	10,000	12/20/12	2.25%	(90,675)
JPMorgan Chase:
Cemex SAB de C.V	2,000	12/20/17	1.64%	(182,603)
Lehman Brothers:
ABS Home Equity Index	3,000	7/25/45	0.54%	18,825
Dow Jones CDX	1,987	12/20/12	1.01%	(40,219)
Dow Jones CDX	6,459	12/20/12	1.02%	(128,298)
Dow Jones CDX	500	12/20/12	3.05%	(40,141)
Dow Jones CDX	1,000	12/20/12	3.08%	(79,090)
Merrill Lynch & Co.:
Dow Jones CDX	9,936	12/20/12	1.443%	(48,223)
Morgan Stanley:
ABS Home Equity Index	9,000	8/25/37	0.09%	(2,673,967)
ABS Home Equity Index	2,455	7/25/45	0.18%	(90,441)
Commercial Mortgage-Backed Index	15,000	2/15/51	0.35%	(484,988)
Commercial Mortgage-Backed Index	5,000	2/17/51	0.35%	(103,407)
Freddie Mac	5,000	3/20/13	0.72%	66,499
Gazprom	4,000	12/20/08	1.38%	13,983
				$(9,936,623)

(4) Interest rate swap contracts outstanding at July 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$6,300	12/17/18	5.00%	3-Month USD-LIBOR	$(40,935)
Credit Suisse First Boston	11,400	12/17/10	4.00%	3-Month USD-LIBOR	(48,671)
Merrill Lynch & Co.	15,600	12/17/10	4.00%	3-Month USD-LIBOR	12,723
Morgan Stanley	24,300	12/17/10	4.00%	3-Month USD-LIBOR	(32,056)
Morgan Stanley	12,800	12/17/13	4.00%	3-Month USD-LIBOR	(265,430)
					$(374,369)

LIBOR - London Inter-Bank Offered Rate

The Fund received $15,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at July 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	July 31, 2008	(Depreciation)
Purchased:
5,484,262 Mexican Peso settling 11/19/08	$519,035	$537,537	$18,502
4,851,527 South African Rand settling 12/10/08	584,819	642,338	57,519
Sold:
28,631,325 Brazilian Real settling 12/2/08	16,389,174	17,726,919	(1,337,745)
2,000,000 Euro settling 8/26/08	3,171,550	3,116,255	55,295
			$(1,206,429)

(6)  Open reverse repurchase agreements at July 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Credit Suisse First Boston	2.37%	7/14/08	8/13/08	$5,055,984	$5,050,000
	2.37%	7/25/08	8/13/08	92,662,682	92,620,000
	2.40%	7/29/08	8/13/08	500,100	500,000
					$98,170,000

Collateral for open reverse repurchase agreements at July 31, 2008 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Credit Suisse First Boston	Fannie Mae	7.00%	1/1/35	$9,917,701	$10,456,084
	Fannie Mae	7.50%	10/1/28	556,470	600,457
	Fannie Mae	7.50%	10/1/28	482,959	521,137
	Fannie Mae	7.50%	7/1/29	4,871,151	5,254,767
	Freddie Mac	6.00%	5/1/38	78,417,278	78,917,188
	Freddie Mac	7.00%	10/1/31	6,947,883	7,346,457
					$103,096,090

(7) At July 31, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Principal
Borrower	Amount
Community Health Systems, Inc.	$89,327
Telesat Canada, Inc.	49,638
$138,965

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

                (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2008